Investment securities (Details 2) (CHF) In Millions, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Available-for-sale securities
Amortized cost	1,966	1,581
Gross unrealized gains, Securities	62	47
Gross unrealized losses, Securities	0	1
Fair value	2,028	1,627
Debt securities
Available-for-sale securities
Amortized cost	1,882	1,498
Gross unrealized gains, Debt securities	40	29
Gross unrealized losses, Debt securities	0	1
Fair value	1,922	1,526
Debt securities issued by foreign governments
Available-for-sale securities
Amortized cost	1,544	1,136
Gross unrealized gains, Debt securities	40	29
Gross unrealized losses, Debt securities	0	1
Fair value	1,584	1,164
Corporate debt securities
Available-for-sale securities
Amortized cost	279	262
Gross unrealized gains, Debt securities	0	0
Gross unrealized losses, Debt securities	0	0
Fair value	279	262
Collateralized debt obligations
Available-for-sale securities
Amortized cost	59	100
Gross unrealized gains, Debt securities	0	0
Gross unrealized losses, Debt securities	0	0
Fair value	59	100
Equity securities
Available-for-sale securities
Amortized cost	84	83
Gross unrealized gains, Equity securities	22	18
Gross unrealized losses, Equity securities	0	0
Fair value	106	101
Banks, trust and insurance companies
Available-for-sale securities
Amortized cost	74	74
Gross unrealized gains, Equity securities	22	18
Gross unrealized losses, Equity securities	0	0
Fair value	96	92
Industry and all other
Available-for-sale securities
Amortized cost	10	9
Gross unrealized gains, Equity securities	0	0
Gross unrealized losses, Equity securities	0	0
Fair value	10	9